EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Schedule of voting interests and carrying value of investments in associates
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2019	2018	2019	2018
Oaktree	61%	n/a	$5,231	$—

Real estate
Associates
Core office	n/a	7 – 23%	—	107
LP investments and other	30 – 90%	6 – 90%	307	1,173
Joint ventures
Core office	14 – 56%	15 – 56%	9,440	8,258
Core retail[2]	12 – 68%	12 – 68%	10,555	11,159
LP investments and other	18 – 80%	12 – 90%	2,012	2,252
			22,314	22,949
Infrastructure
Associates
Utilities	11 – 50%	11 – 50%	962	339
Transport	26 – 58%	26 – 58%	4,033	4,100
Data infrastructure	45 – 50%	45%	2,920	1,705
Other	22 – 50%	22 – 50%	156	232
Joint ventures
Energy	50%	50%	716	1,121
Other	50%	50%	185	139
			8,972	7,636
Private equity
Associates
Norbord	43%	42%	1,185	1,287
Industrial operations	24 – 54%	24 – 50%	854	73
Other	25 – 90%	13 – 90%	557	583
			2,596	1,943

Renewable power and other
Renewable power associates	14 – 60%	14 – 60%	1,154	685
Other equity accounted investments[2]	16 – 85%	18 – 85%	431	434
			1,585	1,119

Total			$40,698	$33,647

1.
Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.

2.	Carrying value of joint ventures in other equity accounted investments is $383 million (2018 – $395 million).

Schedule of voting interests and carrying value of investments in joint ventures
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2019	2018	2019	2018
Oaktree	61%	n/a	$5,231	$—

Real estate
Associates
Core office	n/a	7 – 23%	—	107
LP investments and other	30 – 90%	6 – 90%	307	1,173
Joint ventures
Core office	14 – 56%	15 – 56%	9,440	8,258
Core retail[2]	12 – 68%	12 – 68%	10,555	11,159
LP investments and other	18 – 80%	12 – 90%	2,012	2,252
			22,314	22,949
Infrastructure
Associates
Utilities	11 – 50%	11 – 50%	962	339
Transport	26 – 58%	26 – 58%	4,033	4,100
Data infrastructure	45 – 50%	45%	2,920	1,705
Other	22 – 50%	22 – 50%	156	232
Joint ventures
Energy	50%	50%	716	1,121
Other	50%	50%	185	139
			8,972	7,636
Private equity
Associates
Norbord	43%	42%	1,185	1,287
Industrial operations	24 – 54%	24 – 50%	854	73
Other	25 – 90%	13 – 90%	557	583
			2,596	1,943

Renewable power and other
Renewable power associates	14 – 60%	14 – 60%	1,154	685
Other equity accounted investments[2]	16 – 85%	18 – 85%	431	434
			1,585	1,119

Total			$40,698	$33,647

1.
Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.

2.	Carrying value of joint ventures in other equity accounted investments is $383 million (2018 – $395 million).

Schedule of investments in associates
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Oaktree	$295	$12	$(6)	—	$—	$—

Real estate
Associates
Core office	—	1	—	60	71	—
Core retail	—	—	—	1,536	(1,013)	(15)
LP investments and other	423	126	50	545	301	191
Joint ventures
Core office	2,386	1,869	(105)	1,559	1,544	(34)
Core retail	2,430	2,114	—	889	449	—
LP investments and other	714	23	—	342	487	(2)

Infrastructure
Associates
Utilities	1,046	354	26	541	92	110
Transport	3,277	3	363	3,673	(309)	(826)
Data infrastructure	1,447	(38)	57	804	64	244
Other	55	(45)	(210)	84	83	363
Joint ventures
Energy	696	358	—	695	92	—
Other	74	19	—	75	19	(29)

Private equity
Associates
Norbord	1,731	(165)	13	2,424	248	(21)
Industrial operations	1,770	122	—	445	62	(21)
Other	1,007	247	26	1,502	86	(15)

Renewable power and other
Renewable power associates	431	88	242	491	79	469
Other equity accounted investments	400	104	1	133	44	(3)
	$18,182	$5,192	$457	$15,798	$2,399	$411

The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2019				2018
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Oaktree	$1,497	$16,870	$1,172	$7,434	$—	$—	$—	$—

Real estate
Associates
Core office	1	—	—	—	15	1,998	12	457
LP investments and other	31	955	15	390	86	3,430	56	966
Joint ventures
Core office	2,790	36,861	4,824	13,987	1,789	33,245	2,766	13,998
Core retail	992	35,726	615	14,334	832	40,136	734	16,537
LP investments and other	648	9,559	648	5,247	686	11,645	776	5,256

Infrastructure
Associates
Utilities	869	6,500	687	4,152	289	2,227	325	1,391
Transport	1,199	18,028	1,953	8,359	1,507	15,676	1,871	6,358
Data infrastructure	912	11,636	1,042	4,908	447	6,692	438	2,902
Other	21	374	27	133	118	659	117	117
Joint ventures
Energy	154	5,455	249	3,927	165	5,034	144	2,813
Other	35	299	6	93	13	216	5	89

Private equity
Associates
Norbord	462	3,911	260	1,355	509	4,574	363	1,204
Industrial operations	1,038	743	485	256	38	277	27	136
Other	793	2,362	697	1,562	892	1,910	601	1,004

Renewable power and other
Renewable power associates	539	5,967	535	2,530	182	2,845	93	974
Other equity accounted investments	1,022	—	118	113	1,081	53	142	152
	$13,003	$155,246	$13,333	$68,780	$8,649	$130,617	$8,470	$54,354
The following tables presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Oaktree	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	2019 Total	2018 Total
Balance, beginning of year	$—	$22,949	$7,636	$1,943	$1,119	$33,647	$31,994
Net additions (disposals)	5,251	(1,932)	1,067	(150)	440	4,676	(9,772)
Acquisitions through business combinations	—	—	48	847	—	895	12,752
Share of comprehensive income	26	1,986	537	97	169	2,815	1,606
Distributions received	(45)	(810)	(166)	(122)	(157)	(1,300)	(1,903)
Foreign exchange	(1)	121	(150)	(19)	14	(35)	(1,030)
Balance, end of year	$5,231	$22,314	$8,972	$2,596	$1,585	$40,698	$33,647

Additions, net of disposals, of $4.7 billion in 2019 relate primarily to the acquisition of a $5.3 billion interest in Oaktree. As part of the Oaktree transaction, we received a distribution on closing from Oaktree for $306 million, and recognized deferred consideration of $365 million related to the settlement of certain pre-existing agreements.
In addition, we acquired an equity accounted interest in a Brazilian data center operation, a New Zealand integrated data provider and a natural gas transmission business in Mexico within our Infrastructure segment. This was partially offset by the consolidation of a previously equity-accounted portfolio of retail malls within our Real Estate segment.
The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2019				2018
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Oaktree	$1,497	$16,870	$1,172	$7,434	$—	$—	$—	$—

Real estate
Associates
Core office	1	—	—	—	15	1,998	12	457
LP investments and other	31	955	15	390	86	3,430	56	966
Joint ventures
Core office	2,790	36,861	4,824	13,987	1,789	33,245	2,766	13,998
Core retail	992	35,726	615	14,334	832	40,136	734	16,537
LP investments and other	648	9,559	648	5,247	686	11,645	776	5,256

Infrastructure
Associates
Utilities	869	6,500	687	4,152	289	2,227	325	1,391
Transport	1,199	18,028	1,953	8,359	1,507	15,676	1,871	6,358
Data infrastructure	912	11,636	1,042	4,908	447	6,692	438	2,902
Other	21	374	27	133	118	659	117	117
Joint ventures
Energy	154	5,455	249	3,927	165	5,034	144	2,813
Other	35	299	6	93	13	216	5	89

Private equity
Associates
Norbord	462	3,911	260	1,355	509	4,574	363	1,204
Industrial operations	1,038	743	485	256	38	277	27	136
Other	793	2,362	697	1,562	892	1,910	601	1,004

Renewable power and other
Renewable power associates	539	5,967	535	2,530	182	2,845	93	974
Other equity accounted investments	1,022	—	118	113	1,081	53	142	152
	$13,003	$155,246	$13,333	$68,780	$8,649	$130,617	$8,470	$54,354
Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Oaktree	$295	$12	$(6)	—	$—	$—

Real estate
Associates
Core office	—	1	—	60	71	—
Core retail	—	—	—	1,536	(1,013)	(15)
LP investments and other	423	126	50	545	301	191
Joint ventures
Core office	2,386	1,869	(105)	1,559	1,544	(34)
Core retail	2,430	2,114	—	889	449	—
LP investments and other	714	23	—	342	487	(2)

Infrastructure
Associates
Utilities	1,046	354	26	541	92	110
Transport	3,277	3	363	3,673	(309)	(826)
Data infrastructure	1,447	(38)	57	804	64	244
Other	55	(45)	(210)	84	83	363
Joint ventures
Energy	696	358	—	695	92	—
Other	74	19	—	75	19	(29)

Private equity
Associates
Norbord	1,731	(165)	13	2,424	248	(21)
Industrial operations	1,770	122	—	445	62	(21)
Other	1,007	247	26	1,502	86	(15)

Renewable power and other
Renewable power associates	431	88	242	491	79	469
Other equity accounted investments	400	104	1	133	44	(3)
	$18,182	$5,192	$457	$15,798	$2,399	$411

Certain of the company’s investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price of these equity accounted investments in comparison to the company’s carrying value is as follows:

	2019		2018
AS AT DEC. 31 (MILLIONS)	Public Price	Carrying Value	Public Price	Carrying Value
Norbord	$930	$1,185	$925	$1,287
Other	38	—	36	—
	$968	$1,185	$961	$1,287

Disclosure of interests in joint ventures [Table Text Block]
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2019			2018
AS AT DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Oaktree	$295	$12	$(6)	—	$—	$—

Real estate
Associates
Core office	—	1	—	60	71	—
Core retail	—	—	—	1,536	(1,013)	(15)
LP investments and other	423	126	50	545	301	191
Joint ventures
Core office	2,386	1,869	(105)	1,559	1,544	(34)
Core retail	2,430	2,114	—	889	449	—
LP investments and other	714	23	—	342	487	(2)

Infrastructure
Associates
Utilities	1,046	354	26	541	92	110
Transport	3,277	3	363	3,673	(309)	(826)
Data infrastructure	1,447	(38)	57	804	64	244
Other	55	(45)	(210)	84	83	363
Joint ventures
Energy	696	358	—	695	92	—
Other	74	19	—	75	19	(29)

Private equity
Associates
Norbord	1,731	(165)	13	2,424	248	(21)
Industrial operations	1,770	122	—	445	62	(21)
Other	1,007	247	26	1,502	86	(15)

Renewable power and other
Renewable power associates	431	88	242	491	79	469
Other equity accounted investments	400	104	1	133	44	(3)
	$18,182	$5,192	$457	$15,798	$2,399	$411

The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2019				2018
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Oaktree	$1,497	$16,870	$1,172	$7,434	$—	$—	$—	$—

Real estate
Associates
Core office	1	—	—	—	15	1,998	12	457
LP investments and other	31	955	15	390	86	3,430	56	966
Joint ventures
Core office	2,790	36,861	4,824	13,987	1,789	33,245	2,766	13,998
Core retail	992	35,726	615	14,334	832	40,136	734	16,537
LP investments and other	648	9,559	648	5,247	686	11,645	776	5,256

Infrastructure
Associates
Utilities	869	6,500	687	4,152	289	2,227	325	1,391
Transport	1,199	18,028	1,953	8,359	1,507	15,676	1,871	6,358
Data infrastructure	912	11,636	1,042	4,908	447	6,692	438	2,902
Other	21	374	27	133	118	659	117	117
Joint ventures
Energy	154	5,455	249	3,927	165	5,034	144	2,813
Other	35	299	6	93	13	216	5	89

Private equity
Associates
Norbord	462	3,911	260	1,355	509	4,574	363	1,204
Industrial operations	1,038	743	485	256	38	277	27	136
Other	793	2,362	697	1,562	892	1,910	601	1,004

Renewable power and other
Renewable power associates	539	5,967	535	2,530	182	2,845	93	974
Other equity accounted investments	1,022	—	118	113	1,081	53	142	152
	$13,003	$155,246	$13,333	$68,780	$8,649	$130,617	$8,470	$54,354

Schedule of fair value of equity accounted investments
The fair value based on the publicly listed price of these equity accounted investments in comparison to the company’s carrying value is as follows:

	2019		2018
AS AT DEC. 31 (MILLIONS)	Public Price	Carrying Value	Public Price	Carrying Value
Norbord	$930	$1,185	$925	$1,287
Other	38	—	36	—
	$968	$1,185	$961	$1,287